UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 82.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,989	$7,374,681
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	1,870,406
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,489,288
Orbital ATK, Inc., 5.50%, 10/1/23(1)	555	585,525
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,141,946
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,002,062
TransDigm, Inc., 6.50%, 5/15/25	250	252,188
TransDigm, Inc., 7.50%, 7/15/21	490	513,214

		$20,229,310

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,288,050

		$1,288,050

Automotive & Auto Parts — 0.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$679,040
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,624,500
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	1,285	1,304,326
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	348,020
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	332,496
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,502,423
Navistar International Corp., 8.25%, 11/1/21	1,160	835,200
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	4,111	4,493,744
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	1,700	1,755,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,336,000
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	791,159
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	686,812

		$15,688,970

Banks & Thrifts — 0.8%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,227,851
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,873,531
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,482,750
CIT Group, Inc., 5.25%, 3/15/18	605	625,419
CIT Group, Inc., 5.375%, 5/15/20	230	241,787
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,536,785
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24, 1/29/49(3)	3,340	3,699,384

		$13,687,507

Security	Principal Amount (000’s omitted)	Value

Broadcasting — 1.6%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,170,313
AMC Networks, Inc., 5.00%, 4/1/24	3,300	3,312,375
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,074,375
Netflix, Inc., 5.50%, 2/15/22	3,165	3,323,250
Netflix, Inc., 5.875%, 2/15/25	4,540	4,789,700
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	692,431
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,165,240
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,506,344
Tribune Media Co., 5.875%, 7/15/22(1)	4,675	4,651,625

		$27,685,653

Building Materials — 2.2%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,030,000
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	4,249	4,493,317
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,330,300
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,717,613
HD Supply, Inc., 5.75%, 4/15/24(1)	1,650	1,734,563
HD Supply, Inc., 7.50%, 7/15/20	4,070	4,329,462
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,589,288
Nortek, Inc., 8.50%, 4/15/21	2,290	2,393,050
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,230	2,190,975
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,805,300
Standard Industries, Inc., 5.125%, 2/15/21(1)	1,470	1,536,150
Standard Industries, Inc., 5.375%, 11/15/24(1)	2,905	3,042,987
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,085,419
Standard Industries, Inc., 6.00%, 10/15/25(1)	2,710	2,933,575
USG Corp., 5.50%, 3/1/25(1)	345	366,563
USG Corp., 5.875%, 11/1/21(1)	880	930,714

		$37,509,276

Cable / Satellite TV — 6.4%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,516,114
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,265	1,227,050
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,660	2,663,325
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	994,056
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,257,562
Cable One, Inc., 5.75%, 6/15/22(1)	1,045	1,076,350
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,543,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,240,775
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,956,194

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	$3,000	$3,067,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,113,013
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,253,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	710	722,654
CCOH Safari, LLC, 5.75%, 2/15/26(1)	2,725	2,820,375
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	7,720	7,951,600
CSC Holdings, LLC, 5.25%, 6/1/24	385	351,313
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,192,562
CSC Holdings, LLC, 7.625%, 7/15/18	1,620	1,757,700
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,134,750
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,452,125
DISH DBS Corp., 5.875%, 11/15/24	1,440	1,357,200
DISH DBS Corp., 6.75%, 6/1/21	5,550	5,731,540
Neptune Finco Corp., 10.125%, 1/15/23(1)	3,950	4,345,000
Neptune Finco Corp., 10.875%, 10/15/25(1)	4,595	5,123,425
Numericable-SFR SA, 4.875%, 5/15/19(1)	1,555	1,613,157
Numericable-SFR SA, 6.00%, 5/15/22(1)	9,035	9,080,627
Numericable-SFR SA, 6.25%, 5/15/24(1)	585	568,181
Numericable-SFR SA, 7.375%, 5/1/26(1)	5,010	5,091,412
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	967,725
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,464,800
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,053	1,112,231
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,790,859
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,951,713
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,318,400
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,636,100
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,363,200
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,617,019
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,217,344

		$109,641,451

Capital Goods — 1.1%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,045	$1,692,237
Anixter, Inc., 5.50%, 3/1/23(1)	2,335	2,396,294
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,948,181
HRG Group, Inc., 7.875%, 7/15/19	6,550	6,926,625
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(1)	4,630	5,139,300

		$18,102,637

Security	Principal Amount (000’s omitted)	Value

Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$2,994,500
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,745	3,707,550
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	3,155	2,792,175
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	945	945,000
PQ Corp., 6.75%, 11/15/22(1)(4)	900	929,250
Tronox Finance, LLC, 6.375%, 8/15/20	4,665	3,991,491
Tronox Finance, LLC, 7.50%, 3/15/22(1)	950	793,250
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,382,365
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	557,156

		$19,092,737

Consumer Products — 3.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$11,685	$11,826,704
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,065,500
Central Garden & Pet Co., 6.125%, 11/15/23	6,300	6,646,500
NBTY, Inc., 7.625%, 5/15/21(1)(4)	9,525	9,763,125
NBTY, Inc., 9.00%, 10/1/18	1,900	1,942,214
Prestige Brands, Inc., 6.375%, 3/1/24(1)	5,706	6,019,830
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,423,012
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,495	1,526,769
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	925	982,813
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	1,535	1,621,344
Spectrum Brands, Inc., 5.75%, 7/15/25	3,285	3,500,660
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,174,125
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,910	1,995,950
Tempur Sealy International, Inc., 6.875%, 12/15/20	3,305	3,499,169
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	3,365	3,550,075

		$57,537,790

Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.634%, 12/15/19(1)(5)	$1,105	$1,118,674
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)(4)	3,625	3,625,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	380,188
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	808,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	600	604,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	493,721
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)(4)	5,415	5,415,000

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Ball Corp., 4.375%, 12/15/20	$3,405	$3,547,584
Berry Plastics Corp., 6.00%, 10/15/22(1)	1,770	1,858,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	5,475	5,469,454
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	4,293,837
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,073,978
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,927,221
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	2,765	2,875,600
Reynolds Group Holdings, Inc., 8.50%, 5/15/18	1,810	1,814,435
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	5,345	5,532,075

		$40,838,317

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$375	$388,594
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,035	1,084,163
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	795	827,794
Aircastle, Ltd., 5.00%, 4/1/23	1,310	1,337,065
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	4,830	4,968,862
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	725,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,985	1,989,962
International Lease Finance Corp., 4.625%, 4/15/21	895	929,681
International Lease Finance Corp., 6.25%, 5/15/19	975	1,060,313
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,854,525
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,202,956
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,298,265
Navient Corp., 4.875%, 6/17/19	40	38,420
Navient Corp., 5.50%, 1/15/19	2,490	2,474,437
Navient Corp., 5.875%, 10/25/24	1,290	1,135,200
Navient Corp., 7.25%, 1/25/22	45	44,269
Navient Corp., 8.00%, 3/25/20	6,065	6,322,762
Quicken Loans, Inc., 5.75%, 5/1/25(1)	1,290	1,219,050

		$29,901,318

Diversified Media — 1.2%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,067,625
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,146,250

Security	Principal Amount (000’s omitted)	Value

Diversified Media (continued)
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$445	$391,600
IAC/InterActiveCorp, 4.875%, 11/30/18	1,747	1,805,961
Lamar Media Corp., 5.75%, 2/1/26(1)	745	789,700
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	12,708,800
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,278,788

		$20,188,724

Energy — 10.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$3,150	$3,269,038
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,835	5,131,144
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,294,650
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,026,312
Antero Resources Corp., 5.625%, 6/1/23	1,295	1,262,625
Antero Resources Corp., 6.00%, 12/1/20	425	428,056
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	680,850
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	856,613
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	1,240	1,168,700
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,095,450
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,400,300
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,651,372
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,496,675
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,582,375
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,052,700
Denbury Resources, Inc., 5.50%, 5/1/22	715	468,325
Diamondback Energy, Inc., 7.625%, 10/1/21	5,500	5,891,875
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,543,925
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,024,650
Energy Transfer Equity L.P., 5.875%, 1/15/24	6,390	6,006,600
Energy Transfer Equity L.P., 7.50%, 10/15/20	1,780	1,802,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,228,500
Gulfport Energy Corp., 6.625%, 5/1/23	3,315	3,232,125
Gulfport Energy Corp., 7.75%, 11/1/20	4,710	4,780,650
Harvest Operations Corp., 6.875%, 10/1/17	800	687,000
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	575	580,750

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Matador Resources Co., 6.875%, 4/15/23	$3,970	$4,009,700
Memorial Resource Development Corp., 5.875%, 7/1/22	11,832	10,826,280
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,422,850
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,531,931
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,451,000
Noble Energy, Inc., 5.625%, 5/1/21	795	817,841
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	1,890	1,474,200
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	2,350	2,479,250
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	4,515	4,407,769
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,647,012
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,086,175
Precision Drilling Corp., 6.625%, 11/15/20	1,000	896,250
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,293,900
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,166,750
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,445	4,439,444
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	3,040	2,986,800
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	8,785	8,598,319
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	2,345	2,280,513
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,367,350
Sabine Pass LNG, L.P., 7.50%, 11/30/16	7,495	7,673,006
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	10,665	10,558,350
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,440,150
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	85,975
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	420,250
SM Energy Co., 5.625%, 6/1/25	1,010	853,450
SM Energy Co., 6.125%, 11/15/22	3,120	2,839,200
SM Energy Co., 6.50%, 11/15/21	1,895	1,771,825
SM Energy Co., 6.50%, 1/1/23	2,820	2,594,400
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,359,853
Tesoro Corp., 5.375%, 10/1/22	1,970	1,982,313
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	656,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,575,900
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	329,625
Williams Cos., Inc. (The), 3.70%, 1/15/23	2,860	2,416,099
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	1,995	1,832,920
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	900	817,703

		$181,033,863

Security	Principal Amount (000’s omitted)	Value

Entertainment / Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$1,065	$1,114,256

		$1,114,256

Environmental — 0.9%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$4,145	$4,336,706
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,750
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,696,450
Covanta Holding Corp., 6.375%, 10/1/22	1,950	2,018,250
Covanta Holding Corp., 7.25%, 12/1/20	2,660	2,766,400
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,443,300

		$15,455,856

Food & Drug Retail — 1.2%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$4,235	$4,182,062
New Albertsons, Inc., 8.00%, 5/1/31	2,335	2,340,838
Rite Aid Corp., 6.125%, 4/1/23(1)	6,815	7,321,866
Safeway, Inc., 7.25%, 2/1/31	3,545	3,482,962
Safeway, Inc., 7.45%, 9/15/27	3,054	2,985,285

		$20,313,013

Food / Beverage / Tobacco — 1.5%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,087,000
Constellation Brands, Inc., 6.00%, 5/1/22	565	645,513
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	8,630,500
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	1,055	1,078,738
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	1,075	1,142,187
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,288,281
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	609,365
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,053,900
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,044,575
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,878,844
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	988,466

		$25,447,369

Gaming — 2.7%
Boyd Gaming Corp., 6.375%, 4/1/26(1)	$1,310	$1,346,025
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	1,355,864
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	861,000
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,618,200

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$3,550	$3,705,313
International Game Technology PLC, 6.50%, 2/15/25(1)	720	730,800
MGM Growth Properties Operating Partnerhsip, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(1)	2,505	2,613,028
MGM Resorts International, 6.00%, 3/15/23	4,590	4,779,337
MGM Resorts International, 6.625%, 12/15/21	2,840	3,038,800
MGM Resorts International, 7.75%, 3/15/22	3,900	4,372,875
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,829	1,851,070
Scientific Games International, Inc., 7.00%, 1/1/22(1)	4,270	4,360,737
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,116,168
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,653,310
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	4,370	4,409,330
SugarHouse HSP Gaming Property, L.P./SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	3,780	3,723,300
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(6)	3,605	1,856,575

		$45,391,732

Health Care — 11.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,025	$1,053,188
Acadia Healthcare Co., Inc., 6.50%, 3/1/24(1)	1,790	1,892,925
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	2,050	1,978,250
Alere, Inc., 6.375%, 7/1/23(1)	4,860	4,969,350
Alere, Inc., 6.50%, 6/15/20	1,910	1,895,675
Alere, Inc., 7.25%, 7/1/18	515	526,909
AmSurg Corp., 5.625%, 11/30/20	2,035	2,096,050
AmSurg Corp., 5.625%, 7/15/22	2,325	2,394,750
Capsugel SA, 7.00%, 5/15/19(1)(2)	607	611,553
Centene Corp., 4.75%, 5/15/22	885	915,975
Centene Corp., 5.625%, 2/15/21(1)	2,250	2,368,125
Centene Corp., 6.125%, 2/15/24(1)	2,250	2,368,125
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,344,875
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	3,775	3,451,766
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	4,059,450
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	7,680	7,828,800
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	5,755	5,812,550
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,795	3,889,875
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,590	1,399,200
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	185	191,475
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	2,690	2,629,475
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	1,610	1,545,600

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
ExamWorks Group, Inc., 5.625%, 4/15/23	$1,535	$1,652,044
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,649,675
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,392,300
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,305,600
HCA, Inc., 5.25%, 6/15/26	4,595	4,784,544
HCA, Inc., 5.875%, 2/15/26	12,010	12,490,400
HCA, Inc., 6.50%, 2/15/20	505	560,550
HCA, Inc., 7.50%, 2/15/22	1,530	1,740,375
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,124,245
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	1,285	1,336,400
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,427,075
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	3,480	3,184,200
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,757,025
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	10,365	10,795,147
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	950	1,029,563
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,830	7,952,539
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,228,800
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,158,400
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,790	4,502,600
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,645	1,710,800
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	11,555	12,094,156
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,630,181
PRA Holdings, Inc., 9.50%, 10/1/23(1)	3,666	4,050,930
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	4,310	4,374,650
TeamHealth, Inc., 7.25%, 12/15/23(1)	5,925	6,306,422
Teleflex, Inc., 5.25%, 6/15/24	845	883,025
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,719,975
Tenet Healthcare Corp., 6.75%, 6/15/23	4,845	4,826,831
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,155,163
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	5,375	4,545,234
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,900	3,246,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	5,827,444
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,407,600
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,210,862
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,378,550

		$189,663,996

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Homebuilders / Real Estate — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$5,260	$5,213,975
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	2,983,475
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,873,950
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,590,650

		$12,662,050

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,451,357
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	2,580	2,605,800
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,326,762

		$7,383,919

Insurance — 0.8%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$1,840	$1,720,400
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,625,425
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,762,794
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	2,790	2,783,025

		$12,891,644

Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,767,587
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,063,475
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	535	538,314
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,470,175
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,465,100
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	2,938,950

		$10,243,601

Metals / Mining — 1.1%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,441,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23	850	714,000
Freeport-McMoRan, Inc., 4.55%, 11/14/24	2,525	2,136,781
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,116,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	850,850
New Gold, Inc., 6.25%, 11/15/22(1)	5,809	5,373,325
Novelis, Inc., 8.375%, 12/15/17	1,025	1,045,500
SunCoke Energy, Inc., 7.625%, 8/1/19	89	85,663
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,445	1,882,650

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
Teck Resources, Ltd., 2.50%, 2/1/18	$840	$802,200
Teck Resources, Ltd., 3.00%, 3/1/19	840	777,000

		$18,225,469

Paper — 0.0%(7)
Domtar Corp., 10.75%, 6/1/17	$520	$560,575

		$560,575

Publishing / Printing — 0.7%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)(4)	$5,785	$5,944,088
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	4,645	5,002,637
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,105,950

		$12,052,675

Railroad — 0.4%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$295	$299,425
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	6,180	6,180,000

		$6,479,425

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,781,200
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,754,675
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,490,206
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	1,910,035
Yum! Brands, Inc., 3.875%, 11/1/20	855	856,069
Yum! Brands, Inc., 3.875%, 11/1/23	265	252,712
Yum! Brands, Inc., 5.30%, 9/15/19	600	641,250

		$18,686,147

Services — 4.8%
Acosta, Inc., 7.75%, 10/1/22(1)	$7,705	$7,184,912
Aramark Services, Inc., 5.125%, 1/15/24	3,695	3,925,937
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,975	2,625,438
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,315	3,448,604
CEB, Inc., 5.625%, 6/15/23(1)	2,045	2,055,225
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	8,870	8,980,875
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,299,188
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,578,704

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
IHS, Inc., 5.00%, 11/1/22	$2,255	$2,367,750
Laureate Education, Inc., 9.25%, 9/1/19(1)	14,495	13,190,450
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)(4)	5,045	5,259,412
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	6,998,250
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,579,363
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	927,625
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,637,370
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,302,025
TMS International Corp., 7.625%, 10/15/21(1)	2,610	1,840,050
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	1,995,000
United Rentals North America, Inc., 6.125%, 6/15/23	3,105	3,236,963
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,223,135
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,367,438
United Rentals North America, Inc., 8.25%, 2/1/21	92	96,370
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	1,179,480

		$82,299,564

Steel — 0.2%
ArcelorMittal, 7.25%, 2/25/22	$670	$708,106
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,885	2,784,025
Steel Dynamics, Inc., 5.50%, 10/1/24	505	514,469

		$4,006,600

Super Retail — 3.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$7,575	$7,764,375
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	743,477
Dollar Tree, Inc., 5.25%, 3/1/20(1)	1,880	1,962,250
Dollar Tree, Inc., 5.75%, 3/1/23(1)	4,350	4,659,937
Hot Topic, Inc., 9.25%, 6/15/21(1)	7,480	7,573,500
L Brands, Inc., 6.625%, 4/1/21	3,670	4,185,268
L Brands, Inc., 6.875%, 11/1/35	7,510	8,298,550
L Brands, Inc., 8.50%, 6/15/19	3,620	4,289,700
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,405,325
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,197,227
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,778,865
PVH Corp., 7.75%, 11/15/23	3,385	3,943,525
rue21, Inc., 9.00%, 10/15/21(1)	4,235	2,562,175
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	3,405	3,651,863
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	894,625

		$60,910,662

Security	Principal Amount (000’s omitted)	Value

Technology — 6.5%
Avaya, Inc., 9.00%, 4/1/19(1)	$1,380	$883,200
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	4,775	4,894,375
CommScope, Inc., 4.375%, 6/15/20(1)	945	975,713
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,517,250
First Data Corp., 5.00%, 1/15/24(1)	7,945	8,054,244
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,063,000
First Data Corp., 5.75%, 1/15/24(1)	970	988,188
First Data Corp., 6.75%, 11/1/20(1)	390	410,245
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,657,656
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	2,015	2,140,937
Infor (US), Inc., 5.75%, 8/15/20(1)	4,065	4,298,737
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,162,125
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,205	1,868,737
Informatica, LLC, 7.125%, 7/15/23(1)	1,365	1,334,288
Micron Technology, Inc., 5.25%, 8/1/23(1)	955	776,425
Micron Technology, Inc., 5.50%, 2/1/25	1,255	1,004,000
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	772,000
Micron Technology, Inc., 7.50%, 9/15/23(1)	3,335	3,460,062
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,831,950
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,365,844
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,671,500
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	846,256
Plantronics, Inc., 5.50%, 5/31/23(1)	1,210	1,216,050
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	3,665	3,701,650
Seagate HDD Cayman, 4.75%, 1/1/25	5,020	3,827,720
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,557,187
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	2,265	2,378,250
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	2,930	3,032,550
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,405,050
Western Digital Corp., 7.375%, 4/1/23(1)	7,600	7,676,000
Western Digital Corp., 10.50%, 4/1/24(1)	7,600	7,410,000
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,722,552

		$110,903,741

Telecommunications — 6.6%
CenturyLink, Inc., 6.75%, 12/1/23	$2,030	$2,007,162
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,437,050
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	515	490,538
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,550,200
Digicel, Ltd., 6.75%, 3/1/23(1)	6,915	6,271,041

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Equinix, Inc., 5.875%, 1/15/26	$3,890	$4,125,812
Frontier Communications Corp., 6.25%, 9/15/21	1,690	1,580,150
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,630,687
Frontier Communications Corp., 7.625%, 4/15/24	285	254,420
Frontier Communications Corp., 10.50%, 9/15/22(1)	2,495	2,582,325
Frontier Communications Corp., 11.00%, 9/15/25(1)	9,800	9,934,750
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,411,135
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	2,020	1,315,525
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	1,710	1,254,713
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	60	42,975
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	6,235	6,468,812
Intelsat Luxembourg S.A., 7.75%, 6/1/21	2,325	790,500
Intelsat Luxembourg S.A., 8.125%, 6/1/23	2,605	866,163
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	2,180	2,218,150
Level 3 Financing, Inc., 5.375%, 1/15/24(1)	1,415	1,446,837
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,349,450
Sprint Communications, Inc., 6.00%, 11/15/22	255	188,830
Sprint Communications, Inc., 7.00%, 8/15/20	780	651,300
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,294,700
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,177,050
Sprint Corp., 7.25%, 9/15/21	3,550	2,884,375
Sprint Corp., 7.625%, 2/15/25	3,590	2,710,450
Sprint Corp., 7.875%, 9/15/23	12,440	9,765,400
T-Mobile USA, Inc., 6.25%, 4/1/21	895	936,394
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,290,844
T-Mobile USA, Inc., 6.464%, 4/28/19	865	885,544
T-Mobile USA, Inc., 6.50%, 1/15/26	10,135	10,781,106
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,943,819
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,670,850
T-Mobile USA, Inc., 6.731%, 4/28/22	560	592,329
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,003,200
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,565	1,396,762
Windstream Services, LLC, 7.75%, 10/1/21	3,955	3,371,637
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,049,300
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25(1)	2,655	2,774,475

		$113,396,760

Transportation Ex Air / Rail — 0.8%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$460,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,478,400
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,195,275
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	8,123,500

		$14,257,175

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	$790	$803,825
Calpine Corp., 5.375%, 1/15/23	3,505	3,553,194
Calpine Corp., 5.75%, 1/15/25	2,480	2,514,100
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,225,475
Dynegy, Inc., 7.375%, 11/1/22	2,515	2,496,137
Dynegy, Inc., 7.625%, 11/1/24	2,155	2,117,287
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,183,214
NRG Energy, Inc., 8.25%, 9/1/20	4,980	5,179,200
NRG Yield Operating, LLC, 5.375%, 8/15/24	2,655	2,508,975
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	345	302,738
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	2,680	2,318,200

		$27,202,345

Total Corporate Bonds & Notes (identified cost $1,408,504,619)		$1,401,974,177

Senior Floating-Rate Loans — 5.0%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,980	$1,932,975

		$1,932,975

Chemicals — 0.2%
PQ Corporation, Term Loan, Maturing 10/14/22(9)	$2,000	$2,014,584
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	572	565,927

		$2,580,511

Consumer Products — 0.1%
NBTY, Inc., Term Loan, Maturing 4/26/23(9)	$2,135	$2,144,341

		$2,144,341

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,804	$1,788,934

		$1,788,934

Energy — 0.1%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.628%, Maturing 7/1/19(2)	$801	$192,248
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	1,333	1,066,667

		$1,258,915

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Entertainment / Film — 0.1%
AMC Entertainment, Inc., Term Loan, 4.00%, Maturing 12/15/22	$1,990	$2,001,817

		$2,001,817

Food & Drug Retail — 0.7%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$11,554	$11,609,015

		$11,609,015

Health Care — 0.1%
Vizient, Inc., Term Loan, 6.25%, Maturing 2/13/23	$1,015	$1,024,727

		$1,024,727

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,451,176

		$1,451,176

Metals / Mining — 0.5%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$7,473	$7,072,197
JMC Steel Group, Inc., Term Loan, 4.75%, Maturing 4/1/17	2,000	1,998,750

		$9,070,947

Publishing / Printing — 0.2%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$2,538	$2,527,510
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.25%, Maturing 3/22/19	1,570	1,572,387

		$4,099,897

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$7,650	$7,248,375
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	3,821	3,833,936
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,130,009

		$13,212,320

Super Retail — 0.7%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,920	$3,836,700
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	4,913,205

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail (continued)
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	$1,584	$1,580,850
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,730	2,165,799

		$12,496,554

Telecommunications — 0.8%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,470	$1,468,472
Asurion, LLC, Term Loan, 5.00%, Maturing 8/4/22	5,000	4,972,500
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	7,700	7,437,722

		$13,878,694

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$439,167
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	569	499,630
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	98	86,143
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	785	689,145

		$1,714,085

Utilities — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$3,500	$3,501,528
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	959	959,206

		$4,460,734

Total Senior Floating-Rate Loans (identified cost $86,150,382)		$84,725,642

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.7%
Hologic, Inc., 0.00%, 12/15/43	$3,177	$3,925,581
NuVasive, Inc., 2.25%, 3/15/21(1)	2,500	2,826,562
NuVasive, Inc., 2.75%, 7/1/17	4,440	5,916,300

		$12,668,443

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,621,800
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,297,031

		$7,918,831

Total Convertible Bonds (identified cost $18,433,008)		$20,587,274

Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust
Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(10)	$2,065	$2,077,498
Motel 6 Trust
Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	6,855	6,775,664

Total Commercial Mortgage-Backed Securities (identified cost $8,826,266)		$8,853,162

Common Stocks — 1.8%

Security	Shares	Value

Building Materials — 0.1%
Panolam Holdings Co.(11)(12)(13)	3,117	$2,711,883

		$2,711,883

Consumer Products — 0.0%(7)
HF Holdings, Inc.(11)(12)(13)	13,600	$229,840

		$229,840

Energy — 0.6%
Ascent CNR Corp., Class A(11)(12)(13)	4,930,991	$49,310
Holly Energy Partners, L.P.	90,000	3,079,800
Seven Generations Energy, Ltd.(13)	410,000	7,221,647

		$10,350,757

Food / Beverage / Tobacco — 0.2%
Constellation Brands, Inc., Class A	25,993	$4,056,468

		$4,056,468

Security	Shares	Value

Gaming — 0.0%(7)
New Cotai Participation Corp., Class B(11)(12)(13)	7	$101,941

		$101,941

Health Care — 0.5%
Envision Healthcare Holdings, Inc.(13)	150,000	$3,394,500
Hologic, Inc.(13)	105,000	3,526,950
Team Health Holdings, Inc.(13)	25,000	1,045,750

		$7,967,200

Homebuilders / Real Estate — 0.1%
TRI Pointe Group, Inc.(13)	80,000	$928,000

		$928,000

Services — 0.1%
ServiceMaster Global Holdings, Inc.(13)	25,000	$958,000

		$958,000

Super Retail — 0.2%
L Brands, Inc.	52,500	$4,110,225

		$4,110,225

Total Common Stocks (identified cost $25,589,405)		$31,414,314

Convertible Preferred Stocks — 0.4%

Security	Shares	Value

Health Care — 0.4%
Alere, Inc., 3.00%	18,630	$5,882,422

		$5,882,422

Total Convertible Preferred Stocks (identified cost $4,865,365)		$5,882,422

Exchange-Traded Funds — 0.8%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	160,634	$13,469,161

		$13,469,161

Total Exchange-Traded Funds (identified cost $13,025,686)		$13,469,161

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.8%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%(7)
Adelphia, Inc., Escrow Certificate(13)	3,555,000	$26,663
Adelphia, Inc., Escrow Certificate(13)	7,585,000	56,887

		$83,550

Energy — 0.0%
SemGroup Corp., Escrow Certificate(11)(13)	6,330,000	$0

		$0

Gaming — 0.8%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(13)	$1,190,644	$595
PGP Investors, LLC, Membership Interests(11)(12)	25,714	11,689,198
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(11)(12)(13)	5,410	2,434,500

		$14,124,293

Utilities — 0.0%(7)
EME Reorganization Trust	2,640,437	$14,522

		$14,522

Total Miscellaneous (identified cost $9,451,809)		$14,222,365

Warrants — 0.0%

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)	1,610	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 8.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(14)	$142,273	$142,273,077

Total Short-Term Investments (identified cost $142,273,077)		$142,273,077

Total Investments — 101.1% (identified cost $1,717,119,617)		$1,723,401,594

Other Assets, Less Liabilities — (1.1)%		$(18,154,392)

Net Assets — 100.0%		$1,705,247,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $786,575,265 or 46.1% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(6)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Restricted security (see Note 5).

(13)	Non-income producing security.
(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,208,497	CAD	9,040,500	State Street Bank and Trust Company	7/29/16	$3,131	$—

						$3,131	$—

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Credit Suisse International	Ford Motor Co.	Baa2/BBB	$1,000	5.00	%(1)	12/20/16	$36,387	$(257)	$36,130
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	26,977	(3,768)	23,209
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	26,977	(6,743)	20,234
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	76,415	(13,562)	62,853
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	26,977	(4,363)	22,614
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	76,415	(10,047)	66,368

Total			$8,500				$270,148	$(38,740)	$231,408

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession

Currency Abbreviations:

CAD	–	Canadian Dollar
USD	–	United States Dollar

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $1,574,846,540)	$1,581,128,517
Affiliated investment, at value (identified cost, $142,273,077)	142,273,077
Cash	207,243
Restricted cash*	330,000
Foreign currency, at value (identified cost, $66)	65
Interest and dividends receivable	25,034,763
Interest receivable from affiliated investment	73,717
Receivable for investments sold	18,473,236
Receivable for open forward foreign currency exchange contracts	3,131
Receivable for open swap contracts	231,408
Premium paid on open swap contracts	38,740
Other assets	98,624
Total assets	$1,767,892,521

Liabilities
Cash collateral due to brokers	$330,000
Payable for investments purchased	31,198,211
Payable for when-issued/delayed delivery securities	30,373,266
Payable to affiliates:
Investment adviser fee	578,657
Trustees’ fees	5,667
Accrued expenses	159,518
Total liabilities	$62,645,319
Net Assets applicable to investors’ interest in Portfolio	$1,705,247,202

Sources of Net Assets
Investors’ capital	$1,698,730,687
Net unrealized appreciation	6,516,515
Total	$1,705,247,202

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$40,636,847
Dividends	1,033,477
Interest allocated from affiliated investment	293,994
Expenses allocated from affiliated investment	(11,461)
Total investment income	$41,952,857

Expenses
Investment adviser fee	$3,101,123
Trustees’ fees and expenses	34,189
Custodian fee	150,612
Legal and accounting services	65,917
Miscellaneous	25,171
Total expenses	$3,377,012

Net investment income	$38,575,845

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(13,505,301)
Investment transactions allocated from affiliated investment	677
Swap contracts	394,005
Foreign currency and forward foreign currency exchange contract transactions	(283,192)
Net realized loss	$(13,393,811)
Change in unrealized appreciation (depreciation) —
Investments	$16,703,594
Swap contracts	(397,540)
Foreign currency and forward foreign currency exchange contracts	68,866
Net change in unrealized appreciation (depreciation)	$16,374,920

Net realized and unrealized gain	$2,981,109

Net increase in net assets from operations	$41,556,954

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$38,575,845	$62,510,202
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(13,393,811)	(6,218,332)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	16,374,920	(50,061,419)
Net increase in net assets from operations	$41,556,954	$6,230,451
Capital transactions —
Contributions	$561,021,434	$475,321,220
Withdrawals	(185,468,299)	(233,178,153)
Net increase in net assets from capital transactions	$375,553,135	$242,143,067

Net increase in net assets	$417,110,089	$248,373,518

Net Assets
At beginning of period	$1,288,137,113	$1,039,763,595
At end of period	$1,705,247,202	$1,288,137,113

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)	0.52%	0.52%	0.54%	0.56%	0.60%
Net investment income	5.70	%(2)	5.58%	5.72%	6.34%	7.06%	7.67%
Portfolio Turnover	11	%(3)	38%	44%	62%	76%	78%

Total Return	2.25	%(3)	0.82%	6.88%	10.46%	13.20%	5.90%

Net assets, end of period (000’s omitted)	$1,705,247		$1,288,137	$1,039,764	$1,008,382	$947,318	$866,997

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 74.4%, 13.5%, 11.0% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

32

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

33

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $3,101,123 or 0.46% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $571,709,981 and $141,985,619, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,708,332,839

Gross unrealized appreciation	$63,348,118
Gross unrealized depreciation	(48,279,363)

Net unrealized appreciation	$15,068,755

5  Restricted Securities

At April 30, 2016, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16	4,930,991	$0	$49,310
HF Holdings, Inc.	10/27/09	13,600	730,450	229,840
New Cotai Participation Corp., Class B	4/12/13	7	216,125	101,941
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,711,883

Total Common Stocks			$2,659,367	$3,092,974

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$11,689,198
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	2,434,500

Total Miscellaneous			$8,963,425	$14,123,698

Total Restricted Securities			$11,622,792	$17,216,672

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$270,148	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	3,131	(2)	—

Total		$273,279		$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid on open swap contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

36

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$36,387	$—	$—	$—	$36,387
Deutsche Bank AG	130,369	—	—	(130,369)	—
Goldman Sachs International	103,392	—	—	(103,392)	—
State Street Bank and Trust Company	3,131	—	—	—	3,131

	$273,279	$—	$—	$(233,761)	$39,518

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$394,005	$(397,540)
Foreign Exchange	Forward foreign currency exchange contracts	(278,641)	65,789

Total		$115,364	$(331,751)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$8,941,000	$12,786,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

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High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,401,974,177	$—	$1,401,974,177
Senior Floating-Rate Loans	—	84,725,642	—	84,725,642
Convertible Bonds	—	20,587,274	—	20,587,274
Commercial Mortgage-Backed Securities	—	8,853,162	—	8,853,162
Common Stocks	28,321,340	—	3,092,974	31,414,314
Convertible Preferred Stocks	—	5,882,422	—	5,882,422
Exchange-Traded Funds	13,469,161	—	—	13,469,161
Miscellaneous	14,522	84,145	14,123,698	14,222,365
Warrants	—	—	0	0
Short-Term Investments	—	142,273,077	—	142,273,077

Total Investments	$41,805,023	$1,664,379,899	$17,216,672	$1,723,401,594

Forward Foreign Currency Exchange Contracts	$—	$3,131	$—	$3,131
Swap Contracts	—	270,148	—	270,148

Total	$41,805,023	$1,664,653,178	$17,216,672	$1,723,674,873

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

38

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

High Income Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

41

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713 4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2016

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2016